Merger of Dr. Reddy's Holdings Limited into Dr. Reddy's Laboratories Limited (Details Textual) - Dr Reddys Holdings Limited [Member]	Jul. 29, 2019	Jan. 02, 2020
Disclosure Merger of Dr Reddys Holdings Limited into Dr Reddys Laboratories Limited [Line Items]
Ownership interests held by promoter group in the entity	24.88%
Shareholders voting | %		99.98%
Unsecured creditors voting | %		100.00%